SUPPLEMENTAL DISCLOSURES TO CASH FLOWS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$ (100)	$ 15	$ 1,158	$ 879
Cash paid for interest	1,282	$ 4,292	13,336	23,316
Non-cash transactions:
Accruals and accounts payable for capital expenditures	$ 119		$ 197
Stock received in the sale of business				$ 4,731